Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Loans receivable, allowance for loan losses	$ 8,682,000	$ 10,648,000
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	500,000	500,000
Preferred stock, shares issued	0	18,400
Preferred stock, shares outstanding	0	18,400
Preferred stock liquidation preference	$ 0	$ 18,400,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	15,000,000	15,000,000
Common stock, shares issued	7,927,287	7,905,728
Common stock, shares outstanding	7,447,903	7,502,812
Preferred Stock [Member]
Treasury stock, shares	0	18,400
Common Stock [Member]
Treasury stock, shares	479,384	402,916